EXHIBIT 99.1

Item 4 and Item 5
REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS	Grant Thornton LLP 700 Milam Street, Suite 300 Houston, TX 77002-2848 T 832.476.3600 F 713.655.8741 GrantThornton.com linkd.in/GrantThorntonUS twitter.com/GrantThorntonUS
Board of Directors and Management of
First Investors Financial Services, Inc.
5757 Woodway Dr., Suite 400
Houston, TX 77057

Wells Fargo Securities, LLC
550 S. Tryon Street
MAC D1086-051
Charlotte, NC 28202

Credit Suisse Securities (USA) LLC
Eleven Madison Ave.
New York, NY 10010

Ladies and Gentlemen:

We have performed the procedures enumerated below, which were agreed to by the Board of Directors and management of First Investors Financial Services, Inc. (the "Seller") solely to assist you in verifying the accuracy of certain amounts disclosed in the First Investors Auto Owner Trust 2016-2 Offering Memorandum (the "Offering Memorandum"). First Investors Financial Services, Inc.'s management is responsible for the completeness, accuracy and reliability of the information disclosed in the Offering Memorandum. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of these procedures is solely the responsibility of the Boards of Directors and management of First Investors Financial Services, Inc., Wells Fargo Securities, LLC and Credit Suisse Securities (USA) LLC. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purposes.

We performed the procedures enumerated below and noted no exceptions with respect to the testing in 2 except as noted below. The agreed-upon procedures we performed are as follows:

1.	Obtained from the Seller an electronic file of information for certain loans (the "Loans") which the Seller represents is as of the close of business on July 31, 2016 (the "July Data Tape").

Board of Directors and Management of
First Investors Financial Services, Inc.
Wells Fargo Securities, LLC
Credit Suisse Securities (USA) LLC

2.
The 50 automobile receivables noted in Exhibit A were selected for us by Wells Fargo Securities, LLC from the July Data Tape. We compared the following information to the related Loan Agreement or recalculated the information from the Loan Agreement noting no exceptions, except as described below:

● Loan number
● Original amount financed
● First payment date (scheduled)
● Original term to maturity
● Monthly payment
● Interest rate
● Vehicle type (new/used)
● State (borrower)

For customer number 5941729 the borrower state was South Carolina but the July Data Tape had North Carolina and for customer number 5939566 the borrower state was Alabama but the July Data Tape had Tennessee. This was caused by an incorrect query used to pull the borrowers state of residence in the July Data Tape. When the August Data Tape (as defined below) was run, the query had been fixed and the borrower's state for the 2 customer numbers above had been corrected.

3.
Obtained from the Seller an electronic file of information for certain loans which the Seller represents is as of the close of business on August 31, 2016 (the "August Data Tape"). We confirmed that each of the loans in the selection of loans as of July 31, 2016 are included in the August Data Tape, with the exception of loans with customer numbers 5788211, 6034151 and 6007330 that were not included in the August Data Tape.

We were not engaged to and did not conduct an examination or review of the Offering Memorandum, the objective of which is the expression of an opinion or limited assurance on the financial information or a part thereof. Accordingly, we do not express such an opinion or limited assurance. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

This report is intended solely for the information and use of the Boards of Directors and management of First Investors Financial Services, Inc., Wells Fargo Securities, LLC and Credit Suisse Securities (USA) LLC and is not intended to be and should not be used by anyone other than these specified parties.

Houston, Texas
September 2, 2016

EXHIBIT A

	File Date	Customer Number	Loan Number

1	31-Jul-16	6036495	[Redacted]
2	31-Jul-16	6037527	[Redacted]
3	31-Jul-16	6028203	[Redacted]
4	31-Jul-16	5994405	[Redacted]
5	31-Jul-16	6015853	[Redacted]
6	31-Jul-16	5933999	[Redacted]
7	31-Jul-16	5999958	[Redacted]
8	31-Jul-16	6030274	[Redacted]
9	31-Jul-16	5944368	[Redacted]
10	31-Jul-16	5963574	[Redacted]
11	31-Jul-16	6035810	[Redacted]
12	31-Jul-16	5970991	[Redacted]
13	31-Jul-16	5979786	[Redacted]
14	31-Jul-16	5940739	[Redacted]
15	31-Jul-16	6012835	[Redacted]
16	31-Jul-16	5979125	[Redacted]
17	31-Jul-16	5970017	[Redacted]
18	31-Jul-16	5960489	[Redacted]
19	31-Jul-16	6002554	[Redacted]
20	31-Jul-16	5961545	[Redacted]
21	31-Jul-16	5973599	[Redacted]
22	31-Jul-16	5939814	[Redacted]
23	31-Jul-16	6048755	[Redacted]
24	31-Jul-16	6029482	[Redacted]
25	31-Jul-16	5998984	[Redacted]
26	31-Jul-16	5994157	[Redacted]
27	31-Jul-16	5982939	[Redacted]
28	31-Jul-16	6037808	[Redacted]
29	31-Jul-16	6047864	[Redacted]
30	31-Jul-16	5996210	[Redacted]
31	31-Jul-16	6049316	[Redacted]
32	31-Jul-16	6013296	[Redacted]
33	31-Jul-16	5941729	[Redacted]
34	31-Jul-16	6047971	[Redacted]
35	31-Jul-16	6040562	[Redacted]
36	31-Jul-16	5788211	[Redacted]
37	31-Jul-16	6034151	[Redacted]
38	31-Jul-16	6038285	[Redacted]
39	31-Jul-16	5957535	[Redacted]
40	31-Jul-16	6007835	[Redacted]
41	31-Jul-16	5987011	[Redacted]
42	31-Jul-16	6007330	[Redacted]
43	31-Jul-16	5939566	[Redacted]
44	31-Jul-16	6009443	[Redacted]
45	31-Jul-16	6026249	[Redacted]
46	31-Jul-16	5952130	[Redacted]
47	31-Jul-16	5989728	[Redacted]
48	31-Jul-16	6030852	[Redacted]
49	31-Jul-16	6046155	[Redacted]
50	31-Jul-16	6035257	[Redacted]